Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2013
Subsidiaries and Variable Interest Entities

As of December 31, 2013, the Company’s subsidiaries and the Group’s variable interest entities included the following entities:

Companies	Place of Incorporation	Later of Establishment or Acquisition	Percentage of Legal Ownership

Subsidiaries:

Movie-Forward Ltd. (“Movie”)	BVI	June 2007	100%
Media Port Holding Limited (“Media Port”)	BVI	November 2009	100%
Media Talent International Limited (“Talent”)	BVI	May 2010	100%
Best Ranking Limited (“Best”)	BVI	October 2011	100%
CharmClick Inc. (“Click”)	Cayman Islands	July 2011	60%
Charm Hong Kong Limited (“Charm Hong Kong”)	Hong Kong	April 2008	100%
O’Master Communications (Hong Kong) Ltd. (“O’Master”)	Hong Kong	June 2010	100%
Posterscope (Hong Kong) Ltd. (“Posterscope”)	Hong Kong	January 2010	60%
Charm New Media (Hong Kong) Ltd. (“New”)	Hong Kong	November 2011	100%
Charm Future Media (Hong Kong) Ltd. (“Future”)	Hong Kong	November 2011	100%
Charm Electronic Media (Hong Kong) Ltd. (“Elec”)	Hong Kong	November 2011	100%
Charm Digital Media (Hong Kong) Ltd. (“Digital”)	Hong Kong	November 2011	100%
Neudior Corporation Limited (“Neudior”)	Hong Kong	November 2011	60%
Nanning Jetlong Technology Co., Ltd. (“NJTC”)	PRC	October 2005	100%
Beijing Vizeum Advertising Co., Ltd. (“Vizeum”)	PRC	January 2010	60%
Charm Media Co., Ltd. (“Charm Media”)	PRC	November 2010	100%
Shang Xing Media Co., Ltd. (“Shang Xing”)	PRC	October 2010	100%
Beijing Guozhi Travel & Culture Co., Ltd. (“Guozhi”)	PRC	September 2012	90%
Beijing Hongtu Zhuoyue Advertising Co., Ltd. (“Hongtu”)	PRC	September 2012	100%
Tianjing Youshida Culture & Media Co., Ltd. (“Youshida”)	PRC	May 2013	100%
Jiangsu Heli Charm Advertising Co., Ltd. (“Jiangsu”)	PRC	August 2013	60%
Beijing Shangxing Investment Co., Ltd. (“BJSXI”)	PRC	December 2013	100%

VIEs and VIEs owned enterprises:

Shidai Charm Advertising Co., Ltd. (“ShiDai”)	PRC	November 2006	Nil *
QingHai Charm Advertising Co., Ltd. (“QingHai”)	PRC	August 2008	Nil *
Beijing Charm Culture Co., Ltd (“Charm Culture”)	PRC	November 2010	Nil *

*	These entities are controlled by the Company pursuant to the contractual arrangements described below.

Financial Statement Balances and Amounts of VIEs

The following financial statement balances and amounts of the Company’s VIEs, which were after the intercompany eliminations, were included in the accompanying consolidated financial statements:

	December 31, 2012	December 31, 2013

Total assets	17,746	6,247
Total liabilities	5,020	4,400

	2011	2012	2013

Revenue	36,734	112	1
Net loss	(5,331)	(3,228)	(330)

	2011	2012	2013

Net cash used in operating activities	(16,297)	(2,903)	(1,995)
Net cash used in investing activities	(641)	(793)	(6,811)
Net cash used in financing activities	(5,829)	—	—